N-4	Aug. 10, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Aug. 10, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The change described in this Supplement affects Appendix B – Investment Requirements.

Effective August 17, 2026, the American Century Diversified Growth Model will no longer be available for Contracts purchased on or after that date.

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]
The change described in this Supplement affects Appendix B – Investment Requirements.
Effective August 17, 2026, the American Century Diversified Growth Model will no longer be available for Contracts purchased on or after that date.